Vessels, Net, Net Book Value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cost [Abstract]
Impairment charges	$ (7,267)	$ 0	$ 0
Accumulated Depreciation [Abstract]
Additions	(10,876)	(10,518)	(8,531)
Net book value	244,332	254,730
Vessels [Member]
Cost [Abstract]
Beginning balance	275,582	242,462
Additions	28,789	33,120
Disposals	(26,290)	0
Impairment charges	(7,267)	0
Ending balance	270,814	275,582	242,462
Accumulated Depreciation [Abstract]
Beginning balance	(20,852)	(10,353)
Additions	(10,793)	(10,499)
Disposals	4,045	0
Ending balance	(27,600)	(20,852)	$ (10,353)
Net book value	$ 243,214	$ 254,730